Disclosure of finance income (cost) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Interest income on cash	$ (2,604)	$ (3,079)	$ (3,872)
Interest expense	346,307	319,935	295,622
Accretion on decommissioning liability	11,698	10,545	10,494
Finance expense	$ 355,401	$ 327,401	$ 302,244